Deferred taxes and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total deferred tax assets	R$ 1,411,788	R$ 1,119,259	R$ 1,012,595	R$ 931,736
Total deferred tax liabilities	(1,313,712)	(1,308,537)	(1,296,334)	(1,252,452)
Deferred tax assets (liabilities), net	98,076	(189,278)	(283,739)	(320,716)
Tax Provision [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	666,131	560,404
Pension Obligations G 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	135,231	141,606	150,577	154,498
Donations [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	45,140	46,088	47,589	50,142
Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	182,519	199,363	183,963	155,719
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	382,767	171,798	127,092	134,932
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(329,060)	(353,817)	(368,235)	(388,675)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(465,510)	(457,669)	(404,931)	(390,211)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(348,514)	(346,650)	(353,262)	(356,513)
Actuarial Gain Loss G 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(121,425)	(93,561)	(109,271)	(48,979)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(40,579)	(43,323)	(46,079)	(48,843)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	R$ (8,624)	R$ (13,517)	R$ (14,556)	R$ (19,231)